INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Technical know-how	10,745	10,745	1,707
Exclusive distribution rights	16,000	16,000	2,542
Less: Accumulated amortization	(3,158)	(5,533)	(879)

	23,587	21,212	3,370

As of December 31, 2011, the outstanding balances of technical know-how and the exclusive distribution rights were RMB6,812,150 (US$1,082,342) and RMB14,400,000 (US$2,287,929), respectively. As of December 31, 2010 and 2011, technical know-how with a carrying amount of RMB2,180,000 (US$346,367) is not subject to amortization as such technical know-how has not yet been re-registered with SFDA and has not been put into use (Note 2(i)). The re-registration with SFDA is expected to be completed by December 31, 2012.

For each of the next five years starting from January 1, 2012, annual amortization expenses of the intangible assets is expected to be RMB2,375,547 (US$377,436).